Balance Sheet Components (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Balance Sheet Components [Abstract]
Schedule of Inventory

Inventory consists of the following:

	September 30, 2025	December 31, 2024
Inventory	$7,724,496	$7,377,966
Inventory allowance	(904,653)	(904,653)
Consigned parts	2,742,275	985,927
Total	$9,562,118	$7,459,240

Inventory consists of the following:

	December 31, 2024	December 31, 2023
Inventory	$7,377,966	$7,392,919
Inventory allowance	(904,653)	(1,145,548)
Consigned parts	985,927	1,128,250
Total	$7,459,240	$7,375,621

Schedule of Property and Equipment, Net

Property and equipment, net consists of the following:

	September 30, 2025	December 31, 2024
Furniture and fixtures	$710,241	$702,122
Computer equipment	335,498	327,166
Leasehold improvements	390,742	390,742
Total property and equipment gross	1,436,481	1,420,030
Less - Accumulated depreciation	(1,323,009)	(1,209,401)
Total property and equipment net	$113,472	$210,629

Property and equipment, net consists of the following:

	December 31, 2024	December 31, 2023
Furniture and fixtures	$702,122	$683,763
Computer equipment	327,166	300,101
Leasehold improvements	390,742	390,742
Total property and equipment gross	1,420,030	1,374,606
Less - Accumulated depreciation	(1,209,401)	(997,939)
Total property and equipment net	$210,629	$376,667

Schedule of Prepaid and Other Current Assets

Prepaid and other current assets consists of the following:

	December 31, 2024	December 31, 2023
Prepaid expenses	$312,239	$177,027
Inventory purchase deposit	5,000,000	-
Production deposit	336,643	336,643
Other current assets	712	-
Total	$5,649,594	$513,670

Schedule of Accrued Expenses and Other Current Liabilities

Accrued expenses and other current liabilities consist of the following:

	December 31, 2024	December 31, 2023
Payroll and payroll related expenses	$605,138	$503,629
Rent expenses - related party	3,657,000	3,124,800
Legal expenses	783,695	325,000
Consulting expenses	80,917	268,684
CEO expenses	-	179,075
Other accrued expenses and current liabilities	442,572	340,307
Total accrued expenses and other current liabilities	$5,569,322	$4,741,495